Additional Information - Condensed Financial Statements (Condensed Statements of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
General and administrative	$ 107,451	$ 57,191	$ 33,514
Total operating expenses	595,153	305,930	170,814
Operating profit (loss)	(41,749)	305,508	348,093
Income (loss) before income tax expense	(18,666)	322,805	361,001
Other comprehensive income (loss)	(2,931)	33,600	3,385
Comprehensive income (loss)	(6,312)	302,242	285,785
Changyou.com Limited [Member]
Operating expenses:
General and administrative	5,329	3,552	3,195
Total operating expenses	5,329	3,552	3,195
Operating profit (loss)	(5,329)	(3,552)	(3,195)
Share of profit of subsidiaries and variable interest entities	7,390	283,436	287,251
Interest expense, net	(5,442)	(11,242)	(1,656)
Income (loss) before income tax expense	(3,381)	268,642	282,400
Net income (loss)	(3,381)	268,642	282,400
Other comprehensive income (loss)	(2,931)	33,600	3,385
Comprehensive income (loss)	$ (6,312)	$ 302,242	$ 285,785